ACQUISITIONS - Acquisition of Insuagro Paragraphs (Details)					12 Months Ended
	Aug. 31, 2022 USD ($) $ / shares	Jun. 30, 2022 shares	Aug. 02, 2021 USD ($) shares	Apr. 09, 2021 USD ($) director installment item Vote $ / shares shares	Jun. 30, 2022 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Apr. 09, 2021 $ / shares
Disclosure of detailed information about business combination
Consideration of payment for shares purchased						$ 3,500,020	$ 30,906
Insumos Agroqumicos S.A.("Insuagro")
Disclosure of detailed information about business combination
Number of shares owned | shares		13,489,990			13,489,990
Percentage of ownership interests		61.32%			61.32%	50.10%
Percentage of voting shares owned		61.22%
Insumos Agroqumicos S.A.("Insuagro")
Disclosure of detailed information about business combination
Number of shares acquired | shares				11,022,000
Ownership interest acquired				50.10%
Percentage of voting interest acquired				55.05%
Number of directors resigned | director				2
Total number of directors | director				3
Number of directors replaced | director				2
Number of SPEs on whom we acquired control | item				2
Consideration per share | $ / shares				$ 0.282
Total consideration, fixed price				$ 3,100,000
Cash	$ 1,100,000			$ 200,000
Number of installments | installment				2
Installment amount								$ 1,200,000	$ 900,000
Interest rate on consideration payable				5.50%
Percentage of increase on Adjusted EBITDA for consideration payable				3.50%
Revenue of the acquiree since the acquisition date						$ 7,600,000
Profit or loss of the acquiree since the acquisition date						200,000
Revenue of the combined entity for the current reporting period as though the acquisition date for the business combination had been as of the beginning of the annual reporting period						233,300,000
Profit or loss of the combined entity for the current reporting period as though the acquisition date for the business combination had been as of the beginning of the annual reporting period						$ 4,600,000
Offer price (in US$ per share) | $ / shares	$ 0.965
Share purchased in mandatory offer | shares			2,467,990
Consideration of payment for shares purchased, conditional payment			$ 260,000
Consideration of payment for shares purchased			$ 700,000
Class A ordinary shares | Insumos Agroqumicos S.A.("Insuagro")
Disclosure of detailed information about business combination
Number of shares acquired | shares				2,749,390
Nominal value per share | $ / shares										$ 0.10
Number of votes per share | Vote				5
Class B ordinary shares | Insumos Agroqumicos S.A.("Insuagro")
Disclosure of detailed information about business combination
Number of shares acquired | shares				8,272,610
Nominal value per share | $ / shares										$ 0.10
Number of votes per share | Vote				1
Shares subject to mandatory offer | shares				3,750,348
Offer price (in US$ per share) | $ / shares				$ 0.297